Business Combinations - Schedule of Purchase Consideration, the Net Assets Acquired and Goodwill (Details) - Acquisition of Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Purchase Consideration, the Net Assets Acquired and Goodwill [Line Items]
Cash paid	$ 1
Ordinary shares issued			750,000
Total purchase considerations	1		750,000
Cash	1		2,110
Other assets			2,710
Net identifiable liabilities acquired	1		4,820
Loss on asset acquisition			745,180
Net liabilities acquired	$ 1		$ 750,000